UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5717

DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	7/31/05

FORM N-Q

Item 1. Schedule of Investments.

DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND, INC. STATEMENT OF INVESTMENTS July 31, 2005 (Unaudited)
	Principal
Negotiable Bank Certificates of Deposit - 10.5%	Amount ($)		Value ($)

First Tennessee Bank N.A.
3.40%, 9/6/2005	25,000,000		25,000,000
HSH Nordbank (Yankee)
3.31%, 8/12/2005	25,000,000		25,000,000
Washington Mutual Bank FA
3.41%, 9/20/2005	30,000,000		30,000,000
Total Negotiable Bank Certificates of Deposit
(cost $80,000,000)			80,000,000

Commercial Paper - 80.2%

ASB Bank Ltd.
3.41%, 9/22/2005	25,000,000		24,877,944
Amstel Funding
3.45%, 9/30/2005	30,000,000	a	29,829,000
Atlantis One Funding Corp.
3.40%, 9/23/2005	25,222,000	a	25,096,864
Bear Stearns Cos. Inc.
3.42%, 9/6/2005	25,000,000		24,915,000
CAFCO LLC
3.40%, 9/19/2005	30,000,000	a	29,862,392
Charta LLC
3.45%, 9/23/2005	25,000,000	a	24,874,125
Crown Point Capital Co. LLC
3.15%, 8/4/2005	25,000,000	a	24,993,490
Depfa Bank PLC
3.45%, 9/29/2005	30,000,000		29,831,850
Deutsche Bank Financial LLC
3.32%, 8/1/2005	30,000,000		30,000,000
Dexia Delaware LLP
3.46%, 10/3/2005	30,000,000		29,819,925
DnB Nor Bank
3.40%, 9/23/2005	30,000,000		29,851,158
Edison Asset Securitization LLC
3.40%, 9/21/2005	30,000,000	a	29,856,775
Grampian Funding LLC
3.45%, 9/26/2005	30,000,000	a	29,840,400
ING American Insurance Holding, Inc.
3.46%, 9/29/2005	30,000,000		29,831,358
Intesa Funding LLC
3.40%, 9/23/2005	30,000,000		29,851,158
Links Finance LLC
3.41%, 9/23/2005	30,000,000	a	29,850,717
PACE (Premier Asset Collateralized Entity)
3.41%, 9/22/2005	32,000,000	a	31,843,769
San Paolo Imi U.S. Financial Co.
3.45%, 9/26/2005	30,000,000		29,840,400
Santander Central Hispano Finance (DE) Inc.
3.14%, 8/4/2005	25,000,000		24,993,500
UBS Finance Delaware LLC
3.29%, 8/1/2005	30,000,000		30,000,000
Westpac Capital Corp.
3.40%, 9/23/2005	30,000,000		29,851,158
White Pine Corp.
3.41%, 9/23/2005	9,574,000	a	9,526,359
Total Commercial Paper
(cost $609,237,342)			609,237,342

Time Deposits - 9.6%

Chase Manhattan Bank USA (Grand Cayman)
3.31%, 8/1/2005	30,000,000	30,000,000
Fortis Bank (Grand Cayman)
3.31%, 8/1/2005	15,000,000	15,000,000
Key Bank N.A. (Grand Cayman)
3.28%, 8/1/2005	17,700,000	17,700,000
Manufacturers & Traderstrust Co. (Grand Cayman)
3.31%, 8/1/2005	10,000,000	10,000,000
Total Time Deposits
(cost $72,700,000)		72,700,000

Total Investments (cost $761,937,342)	100.3%	761,937,342

Liabilities, Less Cash and Receivables	(.3%)	(2,016,389)

Net Assets	100.0%	759,920,953

a Securities exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At July 31, 2005, these securities amounted to $265,573,891 or 34.9% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

See notes to financial statements.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND, INC.

By:	/s/Stephen E. Canter
Stephen E. Canter
President

Date:	September 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	September 16, 2005

By:	/s/James Windels
James Windels
Chief Financial Officer

Date:	September 16, 2005

EXHIBIT INDEX

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)